CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2014 Variable Interest Entity Primary Beneficiary [Member] CNY	Dec. 31, 2013 Variable Interest Entity Primary Beneficiary [Member] CNY
Short-term borrowings	$ 6,388	39,633		92,430	22,133	62,430
Convertible loan	2,171	13,470		102,905
Deferred revenue	18,850	116,959		108,290	97,523	96,952
Accounts payable	6,441	39,966		40,912	29,061	29,201
Accrued and other liabilities	78,431	486,634		370,800	341,788	225,110
Income taxes payable	37,175	230,659		219,522	110,705	89,563
Amounts due to related parties	1,362	8,453		8,635	6,493	6,635
Amount due to deconsolidated subsidiaries	3,569	22,144		22,144	10,562	10,670
Liabilities classified as held for sale	85,972	533,418		510,449	533,418	510,449
Deferred tax liabilities	$ 10,905	67,658		79,599	27,867	38,021
Preferred shares, par value (in dollars per share)	$ 0.0001		$ 0.0001
Preferred shares, shares authorized	50,000,000	50,000,000	50,000,000	50,000,000
Preferred shares, shares issued
Preferred shares, shares outstanding
Ordinary shares, par value (in dollars per share)	$ 0.0001		$ 0.001
Ordinary shares, shares authorized	1,200,000,000	1,200,000,000	1,200,000,000	1,200,000,000
Ordinary shares, shares issued	916,104,980	916,104,980	176,776,612	176,776,612
Ordinary shares, shares outstanding	916,104,980	916,104,980	176,776,612	176,776,612